GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Going Concern [Abstract]
Going Concern Disclosure [Text Block]

NOTE 2 — GOING CONCERN

The financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the Company as a going concern. As of June 30, 2014, the Company had an accumulated deficit of $161.2 million and a net loss of $9.7 million for the six months ended June 30, 2014. This and other factors raise substantial doubt about the Company’s ability to continue as a going concern.
The ability of the Company to continue as a going concern is dependent upon our ability to obtain other financing or fulfill our existing backlog. As of August 14, 2014, the Company has a total backlog of $34.3 million. The ability to recognize revenue and ultimately cash receipts, on the existing backlog is contingent upon, but not limited to, acceptable performance of the delivered equipment and services. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

2 — GOING CONCERN

The financial statements have been prepared in conformity with generally accepted accounting principles which contemplate continuation of the Company as a going concern. As of December 31, 2013, the Company has an accumulated deficit of $151,562,000 and a net loss of $27.5 million for the year then ended. This and other factors raise substantial doubt about the Company’s ability to continue as a going concern.
The ability of the Company to continue as a going concern is dependent upon its ability to raise additional capital, obtain other means of financing, and to fulfill its existing backlog. As of March 6, 2014, the Company has a total backlog of $34.6 million. The ability to recognize revenue and ultimately cash receipts, on the existing backlog is contingent upon, but not limited to, acceptable performance of the delivered equipment and services. The Company began fulfilling orders associated with its back log during the fourth quarter of 2013. The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.